Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Company's revenue and fixed assets by geographic area
Geographic segment data
Revenues are attributed to geographical segments based on the country of operations for drilling activities; that is, the country where the revenues are generated. The following presents the Company’s revenue by geographic area:

	Year ended December 31,
(In millions of U.S. dollars)	2015	2014	2013
Norway	648.6	1,056.8	1,121.7
United Kingdom	99.1	148.9	176.4
Russia	—	58.0	—
Ireland	—	—	26.2
Total	747.7	1,263.7	1,324.3

Schedule of Revenue by Major Customers by Reporting Segments
In the years ended December 31, 2015, 2014 and 2013, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

	Year ended December 31,
Contract revenue split by client	2015	2014	2013
Statoil	44%	38%	57%
ExxonMobil	25%	13%	12%
Conoco Phillips	18%	8%	—%
Total	13%	12%	13%
Shell	—%	12%	14%
KMNG	—%	11%	—%
Other	—%	6%	4%
Total	100%	100%	100%